Other Current and Noncurrent Assets - Schedule of Other Current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Other Current Assets [Abstract]
Value-added tax recoverable		¥ 9,059	$ 1,289	¥ 8,061
Loans to third parties	[1]	20,345	2,895	21,305
Deposits		2,600	370	4,590
Staff advances		550	78	708
Others		1,977	281	705
Less: Allowance for expected credit losses		(16,568)	(2,357)	(6,337)
Other current assets		¥ 17,963	$ 2,556	¥ 29,032

[1]	In January 2023, LY New Energy, Youpin, Youxu Zibo and HN Youxu, respectively, entered into a one-year loan agreement signed annually with Shanghai Huazhen Construction Engineering Co., Ltd (“SH Huazhen”), pursuant to which LY New Energy, Youpin, Youxu Zibo and HN Youxu were entitled to lend a total loan amount of RMB12,560 (US$1,769) with free interest rate for working capital needs of SH Huazhen. As of December 31, 2025, the balance has been fully provided for impairment. In December 2023, Youguan Financial Leasing entered into a one-year loan agreement with Cao Yue, Gong Hua and He Guangquan for revolving loan quota, each quota of RMB2.4 million, pursuant to which Youguan Financial Leasing were entitled to lend a total loan amount of RMB7.2 million with free interest rate. As of December 31, 2025, the loan balance is RMB1,197 (US$170).